Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders	The following table sets forth the computation of basic and diluted earnings per share attributable to shareholders for the years ended December 31,
	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Profit for the year	864,037	761,340	362,860
Less: Income (loss) attributable to non-controlling interests	11,703	(288)	-
Profits for the year attributable to shareholders	852,334	761,628	362,860
Basic weighted-average shares outstanding	37,877,099	30,674,250	28,792,943

Basic earnings per share attributable to shareholders	0.02	0.02	0.01
Diluted weighted-average shares outstanding	37,877,099	32,690,039	28,792,943
Diluted earnings per share attributable to shareholders	0.02	0.02	0.01